Consolidated Balance Sheets (Parentheticals) ¥ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares
Accounts receivable, net of allowance	¥ 6,271	¥ 4,413
Accounts payable of the consolidated VIEs	4,961	7,089
Accrued expenses and other current liabilities of the consolidated VIEs	8,853	13,839
Due to related parties, current of the consolidated VIEs	1,779	71,969
Advance workspace membership fee of the consolidated VIEs	2,164	4,715
Contract liabilities of the consolidated VIEs	45	108
Lease liabilities, current of the consolidated VIEs	1,204	7,984
Forward sale contract liability of the consolidated VIEs
Long-term borrowings of the consolidated VIEs
Refundable deposits from members, non-current of the consolidated VIEs	2,467	5,098
Lease liabilities, non-current of the consolidated VIEs	13,389	20,977
Warrant liabilities of the consolidated VIEs
Redeemable convertible series A preferred shares authorized (in Shares) | shares	20,000
Redeemable convertible series A preferred shares issued (in Shares) | shares	2,750
Redeemable convertible series A preferred shares outstanding (in Shares) | shares	2,750
Redeemable convertible series A preferred shares redemption value	¥ 32,242
Redeemable convertible series A preferred shares liquidation preference	¥ 24,193
Class A Ordinary Shares
Ordinary shares, shares authorized (in Shares) | shares	19,980,000	20,000,000
Ordinary shares, issued (in Shares) | shares	4,436,543	2,024,460
Ordinary shares, outstanding (in Shares) | shares	4,436,543	2,024,460
Class B Ordinary Shares
Ordinary shares, shares authorized (in Shares) | shares	5,000,000	5,000,000
Ordinary shares, issued (in Shares) | shares	119,387	119,387
Ordinary shares, outstanding (in Shares) | shares	119,387	119,387